Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
21.
Income Taxes

The Company is subject to U.S. federal, state, and local income taxes with respect to its allocable share of any taxable income or loss as well as any standalone income or loss that flyExclusive, Inc. generates.

LGM was historically and remains a partnership for U.S. Federal income tax purposes with each partner being separately taxed on its share of taxable income or loss.

The Company’s effective tax rate was 0% for the three months ended March 31, 2025. The effective income tax rate differed significantly from the statutory rate of 21%, primarily due to the losses allocated to non-controlling interest and a full valuation allowance against our deferred tax assets where it is more likely than not the deferred tax assets will not be realized.

The Company has assessed the realizability of its net deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The Company had recorded a full valuation allowance against its deferred tax assets as of March 31, 2025, which will be maintained until there is sufficient evidence to support the reversal of all or some portion of these allowances.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions in which it operates. Therefore, the Company is subject to tax examination by various taxing authorities. The Company is not currently under examination, and is not aware of any issues under review that could result in significant payments, accruals, or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and local tax authorities to the extent utilized in a future period. As of March 31, 2025, the tax years from 2021 to present generally remain open to examination by relevant taxing jurisdictions to which the Company is subject.

21.
Income Taxes

The Company is subject to U.S. federal, state, and local income taxes with respect to its allocable share of any taxable income or loss as well as any standalone income or loss flyExclusive, Inc. generates.

LGM was historically and remains a partnership for U.S. Federal income tax purposes with each partner being separately taxed on its share of taxable income or loss. The Company is subject to U.S. Federal income taxes, in addition to state and local income taxes, with respect to its distributive share of any net taxable income or loss and any related tax credits of LGM.

The Company has assessed the realizability of its net deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The Company has recorded a full valuation allowance against its deferred tax assets as of December 31, 2024, which will be maintained until there is sufficient evidence to support the reversal of all or some portion of these allowances.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions in which it operates. Therefore, the Company is subject to tax examination by various taxing authorities. The Company is not currently under examination, and is not aware of any issues under review that could result in significant payments, accruals, or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and local tax authorities to the extent utilized in a future period. As of December 31, 2024, the tax years from 2021 to present generally remain open to examination by relevant taxing jurisdictions to which the Company is subject.

As of December 31, 2024, flyExclusive, Inc. held 23% of the economic interest in LGM, which is treated as a partnership for U.S. federal income tax purposes. As a partnership, LGM generally is not subject to U.S. federal income tax under current U.S. tax laws as its net taxable income (loss) and any related tax credits are passed through to its members and included in their tax returns. flyExclusive, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its distributive share of the net taxable income (loss) and any related tax credits of LGM.

The components of income tax expense for the year ended December 31, 2024 are as follows:

Year Ended December 31,
2024
Current
Federal	$—
State	41
Total income taxes	$41

The following table represents a reconciliation of income tax expense (benefit) at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31,
	2024		2023
	Amount	Tax Rate	Amount	Tax Rate
Loss before income taxes	$(101,454)		$(54,738)
Tax expense at statutory rate	(21,305)	21.0%	(11,495)	21.0%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(1,478)	1.5	(225)	0.4
Change in fair value of warrant liabilities	—	—	70	(0.1)
Change in fair value of derivative liability	—	—	(955)	1.7
Change in preferred dividend	943	—	—	—
Change in prepaid expenses	(529)	—	—	—
Change in valuation allowance	(613)	0.6	952	(1.7)
Unrecognized benefit from LLC flow thru structure	21,269	(21.0)	11,667	(21.3)
State income taxes, net of federal income tax expense	41	—	—	—
Other adjustments, net	1,713	(1.7)	(14)	—
Income tax expense (benefit)	$41	0.4%	$—	—

The effective tax rate was 0.4% for the year ended December 31, 2024 and 0% for the year ended December 31, 2023. Our effective tax rate differs from the federal statutory rate of 21% primarily due to the unrecognized benefit from the LLC flow thru structure as a result of a full valuation allowance against our deferred tax assets where it is more likely than not the deferred tax assets will not be realized.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The principal components of our net deferred tax assets were as follows:

	December 31,
	2024	2023
Deferred tax assets
Net operating loss carryforward	$2,631	$634
Interest Expense	987	558
Start Up Cost	638	679
Outside basis difference on investment in LGM Enterprises, LLC (a)	9,660	12,963
Warrant liability	443	—
Other, net	(139)	—
Total deferred tax assets	14,220	14,834
Valuation allowance	(14,220)	(14,834)
Net deferred tax assets	$—	$—
(a)
The Company's deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.

We evaluate the realizability of our deferred tax assets on a quarterly basis and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets may not be realized. In making this determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary difference, projected future taxable income and tax planning strategies. As of December 31, 2024, we concluded based on the weight of all available positive and negative evidence, that it is more likely than not that none of our deferred tax assets will be realized. Accordingly a valuation allowance of $14,220 has been established as of December 31, 2024. The full valuation allowance will remain until there is sufficient evidence to support the reversal of all or some portion of these allowances.

As of December 31, 2024, the Company had U.S federal net operating loss carryforwards ("NOL") totaling $11,553 which have no expiration dates as well as state NOL carryforwards totaling $5,855 which are generally unlimited with several exceptions with expiration dates extending through 2043.